Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	May 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Long-term Debt, Unclassified [Abstract]
Principal amount	$ 211,900		$ 170,100
Principal amount			171,490	$ 110,490
Exit fee / end of term charge	5,000	$ 5,000	1,390
Less: unamortized debt discount and issuance costs	(12,858)		(1,210)	(1,898)
Total debt, net	204,042		170,280	108,592
Less: current portion	0		0	0
Total long term debt, net	$ 204,042		$ 170,280	$ 108,592